Property, Plant and Equipment - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Uranium [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Royalty payable on revenue percentage	20.00%
Thacker Pass [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Prepayments on housing units	$ 15,315
Royalty Claims [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 22,000
Royalty payable on revenue percentage	8.00%
Royalty payable on revenue for life of project percentage	4.00%
Royalty payable on revenue upon payment of commitment percentage	1.75%
Purchase Of Housing Units [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 7,876